Concentration and Risk - Schedule of Customer Concentration Risk (Details)		6 Months Ended				12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Supplier A [Member]
Percentage of the Group’s total revenue
Concentration risk percentage				42.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Supplier B [Member]
Percentage of the Group’s total revenue
Concentration risk percentage				15.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Supplier C [Member]
Percentage of the Group’s total revenue
Concentration risk percentage				12.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Supplier D [Member]
Percentage of the Group’s total revenue
Concentration risk percentage				11.00%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		21.00%		25.00%		16.00%		16.00%		53.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		16.00%				26.00%		45.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		21.00%		17.00%		10.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		22.00%				12.00%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		11.00%		11.00%			[1]	21.00%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Percentage of the Group’s total revenue
Concentration risk percentage			[2]			10.00%		26.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		10.00%			[2]		[1]	18.00%			[1]
Customer Concentration Risk [Member] | Customer D [Member] | Contract Liabilities [Member]
Percentage of the Group’s total revenue
Concentration risk percentage							[1]	47.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Percentage of the Group’s total revenue
Concentration risk percentage							[1]	11.00%			[1]
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Percentage of the Group’s total revenue
Concentration risk percentage							[1]		[1]	13.00%
Customer Concentration Risk [Member] | Customer G [Member] | Revenue Benchmark [Member]
Percentage of the Group’s total revenue
Concentration risk percentage							[1]		[1]	10.00%
Customer Concentration Risk [Member] | Customer H [Member] | Accounts Receivable [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		25.00%				17.00%		23.00%
Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Percentage of the Group’s total revenue
Concentration risk percentage			[2]			11.00%			[1]
Customer Concentration Risk [Member] | Customer J [Member] | Contract Liabilities [Member]
Percentage of the Group’s total revenue
Concentration risk percentage						32.00%			[1]
Customer Concentration Risk [Member] | Customer K [Member] | Contract Liabilities [Member]
Percentage of the Group’s total revenue
Concentration risk percentage						30.00%		53.00%
Customer Concentration Risk [Member] | Customer L [Member] | Contract Liabilities [Member]
Percentage of the Group’s total revenue
Concentration risk percentage						25.00%			[1]
Supplier Concentration Risk [Member] | Cost of Revenue [Member] | Supplier A [Member]
Percentage of the Group’s total revenue
Concentration risk percentage						23.00%		10.00%			[1]
Supplier Concentration Risk [Member] | Cost of Revenue [Member] | Supplier B [Member]
Percentage of the Group’s total revenue
Concentration risk percentage						16.00%			[1]		[1]
Supplier Concentration Risk [Member] | Cost of Revenue [Member] | Supplier C [Member]
Percentage of the Group’s total revenue
Concentration risk percentage						10.00%		18.00%		13.00%
Supplier Concentration Risk [Member] | Cost of Revenue [Member] | Supplier D [Member]
Percentage of the Group’s total revenue
Concentration risk percentage							[1]	20.00%		19.00%
Supplier Concentration Risk [Member] | Cost of Revenue [Member] | Supplier E [Member]
Percentage of the Group’s total revenue
Concentration risk percentage							[1]	17.00%		10.00%
Supplier Concentration Risk [Member] | Cost of Revenue [Member] | Supplier F [Member]
Percentage of the Group’s total revenue
Concentration risk percentage							[1]	10.00%			[1]
Supplier Concentration Risk [Member] | Cost of Revenue [Member] | Supplier G [Member]
Percentage of the Group’s total revenue
Concentration risk percentage							[1]		[1]	27.00%
Supplier Concentration Risk [Member] | Cost of Revenue [Member] | Supplier H [Member]
Percentage of the Group’s total revenue
Concentration risk percentage							[1]		[1]	11.00%
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier A [Member]
Percentage of the Group’s total revenue
Concentration risk percentage							[1]	71.00%
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier D [Member]
Percentage of the Group’s total revenue
Concentration risk percentage						23.00%			[1]
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier E [Member]
Percentage of the Group’s total revenue
Concentration risk percentage						12.00%		13.00%
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier I [Member]
Percentage of the Group’s total revenue
Concentration risk percentage						22.00%			[1]
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier J [Member]
Percentage of the Group’s total revenue
Concentration risk percentage						19.00%			[1]
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier K [Member]
Percentage of the Group’s total revenue
Concentration risk percentage						10.00%			[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Percentage of the Group’s total revenue
Concentration risk percentage			[2]			28.00%			[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member] | Previously Reported [Member]
Percentage of the Group’s total revenue
Concentration risk percentage						35.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		14.00%					[2]	29.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member] | Previously Reported [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier G [Member]
Percentage of the Group’s total revenue
Concentration risk percentage								25.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier G [Member] | Previously Reported [Member]
Percentage of the Group’s total revenue
Concentration risk percentage						12.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier H [Member]
Percentage of the Group’s total revenue
Concentration risk percentage			[2]			29.00%		28.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier H [Member] | Previously Reported [Member]
Percentage of the Group’s total revenue
Concentration risk percentage						11.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier I [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		13.00%					[2]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier J [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		14.00%					[2]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier L [Member]
Percentage of the Group’s total revenue
Concentration risk percentage			[2]			25.00%			[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier L [Member] | Previously Reported [Member]
Percentage of the Group’s total revenue
Concentration risk percentage						22.00%
Supplier Concentration Risk [Member] | Customer D [Member] | Contract Liabilities [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		28.00%					[2]
Supplier Concentration Risk [Member] | Customer J [Member] | Contract Liabilities [Member]
Percentage of the Group’s total revenue
Concentration risk percentage			[2]			32.00%
Supplier Concentration Risk [Member] | Customer K [Member] | Contract Liabilities [Member]
Percentage of the Group’s total revenue
Concentration risk percentage			[2]			30.00%
Supplier Concentration Risk [Member] | Customer L [Member] | Contract Liabilities [Member]
Percentage of the Group’s total revenue
Concentration risk percentage			[2]			25.00%

[1]	Represented the percentage below 10%
[2]	Represented the percentage below 10%